Annual Fund Operating Expenses - AZL MSCI Global Equity Index Fund	Apr. 30, 2021
AZL MSCI Global Equity Index Fund
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.39%)	[1]
Net Expenses (as a percentage of Assets)	0.69%	[1],[2]
AZL MSCI Global Equity Index Fund Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.39%)	[1]
Net Expenses (as a percentage of Assets)	0.44%	[1],[2]

[1]
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.31% through at least April 30, 2022, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

[2]	After Fee Waiver